Variable Interest Entities - Narrative (Details) - Social Finance, Inc.	3 Months Ended		12 Months Ended
	Mar. 31, 2021 investment loanTrust	Mar. 31, 2020 loanTrust investment	Dec. 31, 2020 investment loanTrust	Dec. 31, 2019 investment loanTrust	Dec. 31, 2018 investment
Variable Interest Entity, Not Primary Beneficiary | Personal loans
Variable Interest Entity [Line Items]
Number of loan trusts established | loanTrust	0	1	1	7
Number of investments in VIEs	9		9	13
Number of deconsolidated VIEs	0	2	3	6
Variable Interest Entity, Not Primary Beneficiary | Student loans
Variable Interest Entity [Line Items]
Number of loan trusts established | loanTrust	2	2	4	9
Number of investments in VIEs	22		20	20
Variable Interest Entity, Primary Beneficiary | Student loans
Variable Interest Entity [Line Items]
Number of consolidated VIEs	0	0	1	0	0